Net Foreign Exchange Gain (Loss) - Schedule of Net Foreign Exchange Gains (Losses) (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net foreign exchange gain (loss)
Gain (loss) on net foreign currency exchange positions	$ (64,358)	$ 145,429	$ (50,822)
Other foreign currency exchange gains (losses)	3,436	1,476	2,651
Subtotals	(60,922)	146,905	(48,171)
Net exchange rate adjustments gain (loss)
Adjustments for loans and accounts receivable from customers	446	1,610	(538)
Adjustment for other assets and liabilities	46	(12)	(4)
Net gain (loss) from hedge accounting	(8,914)	(662)	25,751
Subtotals	9,406	2,260	(26,293)
Totals	$ (51,516)	$ 149,165	$ (74,464)